SHARE BASED COMPENSATION	6 Months Ended
Jun. 30, 2022
Equity [Abstract]
Share-based Payment Arrangement	SHARE BASED COMPENSATION
In April 2022, 15,000 share options, under the April 2020 Tranche, were exercised and settled by the Company through the transfer of 12,491 treasury shares. The number of shares transferred was calculated as the difference between the adjusted exercise price converted to NOK on the exercise date and the closing share price on OSE multiplied by the number of shares exercised. The adjusted exercise price at the date of exercise was $4.90 (or NOK 42.84), adjusted for $2.70 of dividends. The share price on the exercise date was NOK 256.20 on OSE.
In May 2022, the Company issued 50,000 share options to members of management. The share options have a five-year term and a three-year vesting schedule, whereby: 25% will vest after one year; 35% will vest after two years; and 40% will vest after three years. The options have an exercise price of $25.00. The exercise price will be adjusted for any distribution of dividends before the relevant options expire.
As at June 30, 2022, the Company had 650,000 outstanding non-vested share options (December 31, 2021: 615,000), with a weighted average adjusted exercise price of $13.89 (December 31, 2021: $14.21) and a weighted average remaining contractual term of 4.2 years (December 31, 2021: 4.6 years). The number of outstanding vested share options as at June 30, 2022 was nil (December 31, 2021:nil). Adjusted exercise price refers to the fact that the exercise price of each option is adjusted for dividends paid since the grant date of the option in line with the Company's share option scheme.